Commitments (Tables)	12 Months Ended
Mar. 31, 2025
Commitments
Schedule of capital commitments	The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
No later than 1 year	11,884	44,067
Later than 1 year and no later than 5 years	6,486	1,254
More than 5 years	2	—
	18,372	45,321

Schedule of other commitments	These commitments are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
No later than 1 year	40,243	32,364
Later than 1 year and no later than 5 years	21,471	46,768
More than 5 years	4,366	5,094
	66,080	84,226